Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA VARIABLE PORTFOLIOS, INC.

Voya RussellTM Large Cap Growth Index Portfolio

(the "Portfolio")

Supplement dated November 25, 2019

to the Portfolio's Adviser Class, Class I and Class S Prospectus,

dated May 1,
2019 (the
"Prospectus")

On November 21, 2019, the Portfolio's Board of Directors approved revisions to the Portfolio's Principal Investment Strategies.

Effective immediately, the Portfolio's Prospectus is hereby revised as follows:

1.The following paragraph is included after the fourth paragraph in the section entitled "Principal Investment Strategies" of the Portfolio's Prospectus:

In seeking to track the performance of the Index, the Portfolio may become "non- diversified," as defined in the 1940 Act, as a result of a change in relative market capitalizations or index weightings of one or more components of the Index. As a result, whether at any time the Portfolio will be considered "diversified" or a "non-diversified" will depend largely on the make-up of the Index at the time.

2.The section entitled "Principal Risks" and the sub-section entitled "More Information About the Portfolios – Additional Information About the Principal Risks" of the Portfolio's Prospectus are hereby revised to include the following risk:

Non-Diversification (Index): Depending on the composition of the Index, the Portfolio may at any time, with respect to 75% of the Portfolio's total assets, invest more than 5% of the value of its total assets in the securities of any one issuer. As a result, the Portfolio would at that time be "non-diversified," as defined in the 1940 Act. A "non-diversified" mutual fund may invest a greater percentage of its assets in the securities of a single issuer than may a "diversified" mutual fund. A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The Portfolio may significantly underperform other mutual funds or investments due to the poor performance of relatively few stocks, or even a single stock, and the Portfolio's shares may experience significant fluctuations in value.

Voya RussellTM Large Cap Growth Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA VARIABLE PORTFOLIOS, INC.

Voya RussellTM Large Cap Growth Index Portfolio

(the "Portfolio")

Supplement dated November 25, 2019

to the Portfolio's Adviser Class, Class I and Class S Prospectus,

dated May 1,
2019 (the
"Prospectus")

On November 21, 2019, the Portfolio's Board of Directors approved revisions to the Portfolio's Principal Investment Strategies.

Effective immediately, the Portfolio's Prospectus is hereby revised as follows:

1.The following paragraph is included after the fourth paragraph in the section entitled "Principal Investment Strategies" of the Portfolio's Prospectus:

In seeking to track the performance of the Index, the Portfolio may become "non- diversified," as defined in the 1940 Act, as a result of a change in relative market capitalizations or index weightings of one or more components of the Index. As a result, whether at any time the Portfolio will be considered "diversified" or a "non-diversified" will depend largely on the make-up of the Index at the time.

2.The section entitled "Principal Risks" and the sub-section entitled "More Information About the Portfolios – Additional Information About the Principal Risks" of the Portfolio's Prospectus are hereby revised to include the following risk:

Non-Diversification (Index): Depending on the composition of the Index, the Portfolio may at any time, with respect to 75% of the Portfolio's total assets, invest more than 5% of the value of its total assets in the securities of any one issuer. As a result, the Portfolio would at that time be "non-diversified," as defined in the 1940 Act. A "non-diversified" mutual fund may invest a greater percentage of its assets in the securities of a single issuer than may a "diversified" mutual fund. A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The Portfolio may significantly underperform other mutual funds or investments due to the poor performance of relatively few stocks, or even a single stock, and the Portfolio's shares may experience significant fluctuations in value.